THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
APRIL 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.4%

	Shares	Value

BRAZIL — 4.8%
Cia Siderurgica Nacional	2,382,862	$21,714,888
Vale	13,954,130	282,181,946
Vale ADR, Cl B	4,435,745	89,247,190

		393,144,024

CHINA — 29.2%
China Construction Bank, Cl H	109,705,805	86,875,902
China Merchants Bank, Cl H	22,775,825	183,772,141
China Overseas Land & Investment	32,559,050	82,408,188
Industrial & Commercial Bank of China, Cl H	106,260,308	69,194,648
JD.com, Cl A *	731,716	28,165,331
JD.com ADR *	3,972,261	307,294,111
Jiangsu Hengrui Medicine, Cl A	5,824,567	75,692,820
Kweichow Moutai, Cl A	810,194	251,237,134
NetEase	11,307,561	254,852,197
NetEase ADR	857,535	96,095,372
New Oriental Education & Technology Group ADR *	7,760,511	118,425,398
Ping An Insurance Group of China, Cl H	15,070,026	165,188,546
TAL Education Group ADR *	730,018	41,574,525
Tencent Holdings	3,736,817	300,345,951
Weichai Power, Cl H	20,240,072	47,020,615
Wuliangye Yibin, Cl A	6,407,195	282,168,056

		2,390,310,935

HONG KONG — 0.8%
Sun Hung Kai Properties	4,425,398	66,775,677

INDIA — 19.9%
Bajaj Finance	638,497	46,994,793
Housing Development Finance	12,007,077	392,295,752
ICICI Bank	9,771,239	79,214,675
Infosys	5,244,556	95,892,057
Infosys ADR	17,482,980	316,092,278
ITC	74,925,782	204,933,861
JSW Steel	4,818,595	46,697,876
Reliance Industries	8,704,896	234,390,834

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDIA (continued)
Reliance Industries GDR	251,325	$13,596,683
State Bank of India *	18,151,261	86,624,196
Tata Consultancy Services	2,027,280	83,082,285
Tata Steel	1,993,347	27,825,722

		1,627,641,012

INDONESIA — 0.9%
Bank Central Asia	32,003,507	70,952,739

MEXICO — 0.2%
Wal-Mart de Mexico	4,954,162	16,312,919

NETHERLANDS — 3.9%
ASML Holding	484,737	315,805,543

RUSSIA — 10.7%
LUKOIL PJSC	2,061,204	159,141,792
MMC Norilsk Nickel PJSC	101,969	34,851,562
MMC Norilsk Nickel PJSC ADR	3,605,406	123,160,669
Polymetal International	1,996,503	41,339,272
Polyus PJSC GDR	1,176,816	108,709,673
Rosneft Oil PJSC	12,281,705	85,974,593
Sberbank of Russia PJSC	67,218,010	266,557,612
TCS Group Holding GDR	916,205	53,059,071

		872,794,244

SOUTH KOREA — 9.4%
Amorepacific	104,277	25,357,961
LG (A)(B)	651,809	74,125,804
NCSoft	3,908	2,916,025
Samsung Electronics	7,911,310	579,648,281
SK Telecom	319,128	87,072,727

		769,120,798

SPAIN — 1.5%
Banco Bilbao Vizcaya Argentaria *	21,790,356	122,513,371

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

TAIWAN — 7.4%
Taiwan Semiconductor Manufacturing	21,225,133	$449,283,020
Taiwan Semiconductor Manufacturing ADR	1,332,943	155,607,766

		604,890,786

TURKEY — 0.8%
Eregli Demir ve Celik Fabrikalari	30,359,504	69,711,162

UNITED STATES — 5.9%

Information Technology — 5.9%
Broadcom	276,086	125,950,433
Lam Research	356,189	220,997,465
NVIDIA	230,747	138,535,884

		485,483,782

TOTAL UNITED STATES		485,483,782

Total Common Stock (Cost $6,360,937,647)		7,805,456,992

PREFERRED STOCK — 1.6%

BRAZIL — 1.6%
Banco Bradesco* (C)	23,948,926	105,193,845
Usinas Siderurgicas de Minas Gerais Usiminas (C)	7,290,420	30,181,620

Total Preferred Stock (Cost $125,510,645)		135,375,465

Total Investments — 97.0% (Cost $6,486,448,292)		$7,940,832,457

Percentages are based on Net Assets of $8,182,673,338.

*	Non-income producing security.
(A)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of April 30, 2021 was $74,125,804 and represented 0.9% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no rate available.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
APRIL 30, 2021 (Unaudited)

ADR — American Depositary Receipt

    Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Brazil	$393,144,024	$—	$—	$393,144,024
China	1,172,487,416	1,217,823,519	—	2,390,310,935
Hong Kong	—	66,775,677	—	66,775,677
India	1,627,641,012	—	—	1,627,641,012
Indonesia	70,952,739	—	—	70,952,739
Mexico	16,312,919	—	—	16,312,919
Netherlands	315,805,543	—	—	315,805,543
Russia	872,794,244	—	—	872,794,244
South Korea	694,994,994	—	74,125,804	769,120,798
Spain	122,513,371	—	—	122,513,371
Taiwan	155,607,766	449,283,020	—	604,890,786
Turkey	69,711,162	—	—	69,711,162
United States	485,483,782	—	—	485,483,782

Total Common Stock	5,997,448,972	1,733,882,216	74,125,804	7,805,456,992

Preferred Stock
Brazil	135,375,465	—	—	135,375,465

Total Investments in Securities	$6,132,824,437	$1,733,882,216	$74,125,804	$7,940,832,457

† A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

GQG-QH-001-0900

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
APRIL 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.5%

	Shares	Value

AUSTRALIA — 0.2%
Afterpay *	13,495	$1,226,411

BRAZIL — 2.1%
Vale	533,190	10,782,227

CHINA — 2.5%
China Merchants Bank, Cl H	441,423	3,561,726
Industrial & Commercial Bank of China, Cl H	409,553	266,693
JD.com, Cl A *	53,345	2,053,364
JD.com ADR *	56,085	4,338,736
Tencent Holdings	35,184	2,827,907

		13,048,426

DENMARK — 2.6%
Novo Nordisk, Cl B	179,838	13,207,591

FRANCE — 2.9%
Air Liquide	29,453	4,968,044
BNP Paribas	88,377	5,680,087
Schneider Electric	26,629	4,264,102

		14,912,233

GERMANY — 1.3%
Daimler	74,022	6,598,446

INDIA — 1.8%
HDFC Bank ADR *	134,288	9,437,761

ITALY — 1.5%
Enel	787,867	7,840,732

LUXEMBOURG — 1.6%
ArcelorMittal	168,136	4,908,268
ArcelorMittal ADR *	106,555	3,120,996

		8,029,264

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

NETHERLANDS — 1.2%
ASML Holding	9,238	$6,018,545

RUSSIA — 1.0%
Sberbank of Russia PJSC	1,361,236	5,398,074

SOUTH KOREA — 2.0%
Samsung Electronics	138,730	10,164,512

SPAIN — 2.4%
Banco Bilbao Vizcaya Argentaria *	1,315,401	7,395,667
Banco Santander *	1,218,716	4,716,711

		12,112,378

SWITZERLAND — 1.4%
Nestle	58,244	6,953,135

TAIWAN — 2.0%
Taiwan Semiconductor Manufacturing ADR	87,322	10,193,970

UNITED KINGDOM — 6.5%
AstraZeneca	37,979	4,056,821
AstraZeneca ADR	403,802	21,429,772
British American Tobacco	103,009	3,825,079
Glencore *	998,934	4,082,814

		33,394,486

UNITED STATES — 61.5%

Communication Services — 11.7%
Alphabet, Cl C *	11,184	26,954,782
Charter Communications, Cl A *	14,310	9,637,069
Facebook, Cl A *	72,624	23,608,610

		60,200,461

Consumer Discretionary — 8.1%
Amazon.com *	7,519	26,071,531
Target	74,224	15,383,666

		41,455,197

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Consumer Staples — 4.3%
Philip Morris International	111,129	$10,557,255
Procter & Gamble	86,116	11,489,597

		22,046,852

Energy — 1.7%
Chevron	86,640	8,929,985

Financials — 7.2%
Bank of America	436,268	17,681,942
Blackstone Group, Cl A	91,953	8,136,921
Morgan Stanley	136,423	11,261,719

		37,080,582

Health Care — 10.7%
Abbott Laboratories	121,602	14,601,968
Eli Lilly	28,196	5,153,383
Humana	24,293	10,816,215
UnitedHealth Group	61,663	24,591,205

		55,162,771

Industrials — 1.5%
L3Harris Technologies	35,776	7,485,412

Information Technology — 14.9%
Adobe *	26,580	13,511,677
Lam Research	9,378	5,818,580
Microsoft	109,928	27,721,643
NVIDIA	25,574	15,354,118
Visa, Cl A	61,410	14,342,920

		76,748,938

Utilities — 1.4%
CMS Energy	110,363	7,106,274

TOTAL UNITED STATES		316,216,472

Total Common Stock (Cost $420,723,116)		485,534,663

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
APRIL 30, 2021 (Unaudited)

PREFERRED STOCK — 1.8%

	Shares	Value

GERMANY — 1.8%
Volkswagen, 2.80%	35,814	$9,342,595

Total Preferred Stock (Cost $6,929,671)		9,342,595

Total Investments — 96.3% (Cost $427,652,787)		$494,877,258

Percentages are based on Net Assets of $513,745,747.

*	Non-income producing security.

ADR — American Depositary Receipt

    Cl — Class

PJSC — Public Joint Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
APRIL 30, 2021 (Unaudited)

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$1,226,411	$—	$—	$1,226,411
Brazil	10,782,227	—	—	10,782,227
China	4,338,736	8,709,690	—	13,048,426
Denmark	—	13,207,591	—	13,207,591
France	14,912,233	—	—	14,912,233
Germany	6,598,446	—	—	6,598,446
India	9,437,761	—	—	9,437,761
Italy	7,840,732	—	—	7,840,732
Luxembourg	8,029,264	—	—	8,029,264
Netherlands	6,018,545	—	—	6,018,545
Russia	5,398,074	—	—	5,398,074
South Korea	10,164,512	—	—	10,164,512
Spain	12,112,378	—	—	12,112,378
Switzerland	6,953,135	—	—	6,953,135
Taiwan	10,193,970	—	—	10,193,970
United Kingdom	33,394,486	—	—	33,394,486
United States	316,216,472	—	—	316,216,472

Total Common Stock	463,617,382	21,917,281	—	485,534,663

Preferred Stock
Germany	9,342,595	—	—	9,342,595

Total Investments in Securities	$472,959,977	$21,917,281	$—	$494,877,258

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

GQG-QH-003-0500

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US SELECT QUALITY EQUITY FUND
APRIL 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.4%

	Shares	Value

LUXEMBOURG — 3.1%
ArcelorMittal ADR *	654,693	$19,175,958

UNITED STATES — 94.3%

Communication Services — 14.9%
Alphabet, Cl C *	17,542	42,278,325
Charter Communications, Cl A *	17,160	11,556,402
Facebook, Cl A *	116,160	37,761,293

		91,596,020

Consumer Discretionary — 9.0%
Amazon.com *	10,365	35,939,808
Target	94,038	19,490,316

		55,430,124

Consumer Staples — 7.1%
Philip Morris International	281,095	26,704,025
Procter & Gamble	128,346	17,123,923

		43,827,948

Energy — 2.7%
Chevron	162,910	16,791,134

Financials — 12.9%
Bank of America	720,299	29,193,718
Blackstone Group, Cl A	172,701	15,282,312
Morgan Stanley	245,902	20,299,210
Progressive	148,949	15,005,122

		79,780,362

Health Care — 19.4%
Abbott Laboratories	275,215	33,047,817
AbbVie	93,748	10,452,902
Eli Lilly	58,465	10,685,648
Humana	44,000	19,590,560
Syneos Health, Cl A *	152,954	12,978,147
UnitedHealth Group	82,003	32,702,797

		119,457,871

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US SELECT QUALITY EQUITY FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Industrials — 2.5%
L3Harris Technologies	73,938	$15,470,048

Information Technology — 23.2%
Adobe *	38,361	19,500,431
Advanced Micro Devices *	116,331	9,494,936
Lam Research	26,780	16,615,651
Microsoft	184,889	46,625,308
NVIDIA	44,143	26,502,574
Visa, Cl A	102,657	23,976,569

		142,715,469

Utilities — 2.6%
CMS Energy	247,174	15,915,534

TOTAL UNITED STATES		580,984,510

Total Common Stock (Cost $508,035,053)		600,160,468

Total Investments — 97.4% (Cost $508,035,053)		$600,160,468

Percentages are based on Net Assets of $616,267,410.

*	Non-income producing security.

ADR — American Depositary Receipt

    Cl — Class

As of April 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

GQG-QH-002-0600